Long-term debt - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Aug. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Letters of credit outstanding	$ 2,500,000		$ 4,400,000
Notional amount	184,000,000		339,200,000
Borrowings	$ 184,000,000 [1]		$ 339,200,000
Senior Unsecured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings repurchased amount		$ 30,000,000
Discounted price per note	$ 1,029.88	$ 1,029.88
Principal price per note	$ 1,000	$ 1,000
Five-year Senior Unsecured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities	$ 175,000,000
Borrowings, maturity	December 3, 2030
Borrowings, term	5 years
Interest rate	8.125%
Syndicated Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities	$ 235,000,000
Borrowings, maturity	May 31, 2027
Credit facility term date	May 31, 2026

[1]	The 2027 figure includes our syndicated credit facility which has a term-out date of May 2027. The 2030 figure includes our senior unsecured notes due in December 2030. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.